Vessels, net - Consolidated condensed balance sheets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, plant and equipment
Balance beginning of period	$ 733,148
Depreciation	(15,900)	$ (15,900)
Balance end of period	717,248
Vessel Cost
Property, plant and equipment
Balance beginning of period	1,175,834
Balance end of period	1,175,834
Accumulated Depreciation
Property, plant and equipment
Balance beginning of period	(442,686)
Depreciation	(15,900)
Balance end of period	(458,586)
Net Book Value
Property, plant and equipment
Balance beginning of period	733,148
Depreciation	(15,900)
Balance end of period	$ 717,248